Accounts Receivable, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions to allowance for doubtful accounts	¥ 1,110	$ 170	¥ 2,303	¥ 2,179
General and Administrative Expenses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions to allowance for doubtful accounts	¥ 1,110	$ 170	¥ 2,303	¥ 2,179